Additional information - condensed financial statements of the Company (Details 3) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	237,853,602	252,301,917
Ordinary shares, shares outstanding	237,853,602	252,301,917
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	237,853,602	252,301,917
Ordinary shares, shares outstanding	237,853,602	252,301,917